Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Schedule of Intangible Assets, Net [Abstract]
Internal use software development	$ 2,752,942
Less: accumulated amortization	(331,422)
Total intangible assets, net	$ 2,421,520